Schedule II - Condensed Balance Sheets (Parenthetical) (Detail) - shares	Sep. 30, 2025	May 13, 2025	May 08, 2025	May 07, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in shares)	100,000,000				100,000,000
Common stock, shares, issued	19,576,804	417,470	12,904,495	12,904,495	12,904,495
Common stock, shares, outstanding	19,576,804				12,904,495
Class A units
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in shares)					92,096	92,096
Common stock, shares, issued					92,096	92,096
Common stock, shares, outstanding					92,096	92,096
Class C units
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in shares)					2,904	2,904
Common stock, shares, issued					2,904	2,904
Common stock, shares, outstanding					2,904	2,904
American Integrity Insurance Group, LLC [Member] | Class A units
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in shares)					93,000	93,000
Common stock, shares, issued					93,000	93,000
Common stock, shares, outstanding					93,000	93,000
American Integrity Insurance Group, LLC [Member] | Class B units [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary equity, shares authorized (in shares)					27,900	27,900
Temporary equity, shares issued (in shares)					27,900	27,900
Temporary equity, shares outstanding (in shares)					27,900	27,900
American Integrity Insurance Group, LLC [Member] | Class C units
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in shares)					2,000	2,000
Common stock, shares, issued					2,000	2,000
Common stock, shares, outstanding					2,000	2,000